Financial investments (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Average yield	101.37%	102.59%
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Average yield	5.30%	1.18%